CONSOLIDATED BALANCE SHEETS	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 671,350,459		$ 103,184,676	¥ 529,518,517
Restricted cash	612,121,936		94,081,419	257,059,302
Accounts receivable, net of allowance for doubtful accounts of RMB9,159,321 and RMB14,447,724 as of December 31, 2016 and 2017, respectively	362,899,878		55,776,690	213,011,929
Receivables from a related party	83,323,718		12,806,621	1,755,889
Prepaid expenses and other current assets	1,505,857,012		231,445,985	727,787,345
Short-term loans receivable	50,000,000		7,684,859	50,000,000
Vehicles held for sale	78,904,246		12,127,361	160,732,289
Deferred tax assets, current	0		0	1,839,973
Total current assets	3,364,457,249		517,107,611	1,941,705,244
Long-term investment	10,800,000		1,659,930	0
Property and equipment, net	7,057,045,317		1,084,648,005	5,723,569,175
Intangible assets	66,505,752		10,221,747	64,101,470
Vehicle purchase deposits	367,839,691		56,535,925	420,922,908
Deferred tax assets, non-current	0	[1]	0	649,675
Other non-current assets	61,814,009		9,500,639	10,010,628
Total assets	10,928,462,018		1,679,673,857	8,160,959,100
Current liabilities:
Accounts payable	617,870,011		94,964,882	179,877,847
Payables due to a related party	210,833		32,404	16,083,610
Accrued expenses and other current liabilities	433,886,742		66,687,172	268,491,387
Income tax payable	18,180,848		2,794,345	5,436,989
Short-term debt due to third parties	2,557,445,857		393,072,231	926,219,333
Short-term debt due to a related party	100,000,000		15,369,719	0
Total current liabilities	3,727,594,291		572,920,753	1,396,109,166
Long-term debt due to third parties	2,957,056,474		454,491,258	2,667,822,989
Long-term debt due to a related party	0		0	100,000,000
Deferred tax liabilities, non-current	27,638,307	[1]	4,247,930	1,061,542
Other non-current liabilities	9,626,177		1,479,516	4,835,862
Total liabilities	6,721,915,249		1,033,139,457	4,169,829,559
Commitments and contingencies (Note 20)
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized; 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) and 138,890,287 (including 73,251,730 Class A and 65,638,557 Class B) shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively	878,663		135,048	878,463
Additional paid-in capital	4,489,246,326		689,984,527	4,474,702,198
Accumulated other comprehensive income	121,858,122		18,729,250	43,201,465
Accumulated deficit	(405,436,342)		(62,314,425)	(527,652,585)
Total shareholders' equity	4,206,546,769		646,534,400	3,991,129,541
Total liabilities and shareholders' equity	¥ 10,928,462,018		$ 1,679,673,857	¥ 8,160,959,100

[1]	The Company has adopted ASU 2015-17 prospectively since January 1, 2017.